TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2014	2013

Deferred tax assets:

Operating loss carryforward	$12,791	$12,904
Reserves and allowances	1,434	526

Total deferred tax asset before valuation allowance	14,225	13,430
Valuation allowance	(13,588)	(13,246)

Deferred tax assets	637	184
Deferred tax liabilities	(195)	(113)

Deferred taxes, net	$442	$71

Schedule of Loss (Income) from Operations before Taxes
	Year ended December 31,
	2014	2013	2012

Domestic (Israel)	$(2,258)	$(1,307)	$(7,598)
Foreign	2,557	1,043	1,209

	$299	$(264)	$(6,389)

Schedule of Income Tax Expense
	Year ended December 31,
	2014	2013	2012

Current income tax expenses	$(737)	$(38)	$(55)
Previous year's tax benefit	-	75	-
Deferred tax benefit (expense)	(230)	345	-

	$(967)	$382	$(55)

Domestic	$-	$-	$-
Foreign	(967)	382	(55)

	$(967)	$382	$(55)